SCHEDULE III - Supplementary Insurance Information Supplementary Insurance Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Supplementary Insurance Information, by Segment [Line Items]
Deferred policy acquisition costs	[1]	$ 564.1		$ 457.2		$ 447.6
Future policy benefits, losses, claims, and loss expenses	[1]	10,039.0		8,857.4		8,479.7
Unearned premiums	[1]	6,621.8		5,440.1		5,174.5
Other policy claims and benefits payable	[1]	0.0		0.0		0.0
Premium revenue		(19,899.1)		(18,398.5)		(17,103.4)
Net investment income		431.8	[1],[2]	389.5	[1],[2]	403.2
Benefits, claims, losses, and settlement expenses		(14,342.0)		(13,306.2)		(12,472.4)
Amortization of deferred policy acquisition costs		1,651.8		1,524.0		1,451.8
Other operating expenses		2,712.1		2,467.1		2,350.9
Net premiums written		(20,564.0)		(18,654.6)		(17,339.7)
Personal Lines
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue		(17,294.5)		(16,561.0)		(15,341.6)
Benefits, claims, losses, and settlement expenses		(12,748.7)		(12,161.2)		(11,194.6)
Amortization of deferred policy acquisition costs		1,331.3		1,322.9		1,257.5
Other operating expenses		2,379.9		2,262.6		2,149.2
Net premiums written		(17,703.6)		(16,759.2)		(15,569.2)
Commercial Lines
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue		(1,995.9)		(1,837.5)		(1,761.6)
Benefits, claims, losses, and settlement expenses		(1,244.5)		(1,133.4)		(1,267.3)
Amortization of deferred policy acquisition costs		219.4		201.1		194.3
Other operating expenses		232.6		204.2		201.2
Net premiums written		(2,171.2)		(1,895.4)		(1,770.5)
Property, Liability and Casualty Insurance Product Line
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue		(609.1)		0.0		0.0
Benefits, claims, losses, and settlement expenses		(349.0)		0.0		0.0
Amortization of deferred policy acquisition costs		101.1		0.0		0.0
Other operating expenses		98.8		0.0		0.0
Net premiums written		(689.6)		0.0		0.0
Other Indemnity
Supplementary Insurance Information, by Segment [Line Items]
Premium revenue		(0.4)		0.0		(0.2)
Benefits, claims, losses, and settlement expenses		(0.2)		(11.6)		(10.5)
Amortization of deferred policy acquisition costs		0.0		0.0		0.0
Other operating expenses		0.8		0.3		0.5
Net premiums written		$ (0.4)		$ 0.0		$ 0.0

[1]	Progressive does not allocate assets, liabilities, or investment income to operating segments.
[2]	Excludes total net realized gains (losses) on securities.